CONSOLIDATED STATEMENTS OF CASH FLOWS - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income(loss) for the period	₩ (208,109,887)	₩ (3,558,195)	₩ 2,792,350
Adjustments to reconcile net income to net cash provided by (used in) operating activities	199,104,676	2,368,242	(6,881,338)
Interest received	61,374	38,436	70,995
Interest paid	(1,094,541)	(999,198)	(1,184,042)
Income tax refund (paid)	262,561	(707,915)	(3,176,978)
Dividend received	2,613	1,463	1,463
Net cash outflow from operating activities	(9,773,204)	(2,857,167)	(8,377,550)
Cash flows from investing activities
Proceeds from short-term loans	439,284	1,779,500	320,000
- Related parties	240,000	1,279,500	310,000
- Non-related parties	199,284	500,000	10,000
Proceeds from disposal of property and equipment	25,255	53,277	4,293
Disposal of Short-term investment securities	1,065,688
Disposal of Long-term investment securities	526,710
- Related parties	500,000
- Non-related parties	26,710
Disposal of Short-term financial instruments	37,926
Disposal of other financial assets	1,157,094	334,987	4,135,728
Payments for short-term loans	(2,986,461)	(2,079,000)	(3,840,576)
- Related parties	1,626,460	1,834,000	3,690,576
- Non-related parties	(1,360,001)	(245,000)	(150,000)
Purchase of property and equipment	(114,734)	(273,220)	(949,583)
Acquisition of Long-term investment securities	(2,391,167)
Acquisition of Short-term financial instruments	(26,032)
Acquisition of other financial assets	(742,380)	(178,068)	(610,093)
Proceeds from Lease Incentives		1,486	150,150
Purchase of intangible assets	(13,823,661)
Payments for long-term loans	(21,000)		(1,000,000)
- Related parties			1,000
Acquisitions, net of cash acquired	3,508,608
Increase of cash from merger	146
Prepayment for acquisition of HANSOL INTICUBE Co., Ltd.	(3,000,367)
Net cash outflow from investing activities	(16,345,091)	(361,038)	(1,790,081)
Cash flows from financing activities
Proceeds from issuance of convertible notes, net of issuance costs	25,572,797
Proceeds from long-term borrowings	3,390,000
- Related parties	3,390,000
Proceeds from short-term borrowings	6,352,333	870,000	130,000
- Related parties	1,009,387	470,000	130,000
- Non-related parties	5,342,946	400,000
Repayment of current portion of long-term borrowings	(18,720)	(24,960)	(24,960)
Repayment of short-term borrowings	(3,410,294)	(394,000)
- Related parties	976,480	394,000
- Non-related parties	2,433,814
Issuance of new shares, net of investment withholdings	1,408,406
Acquisition of Treasury shares	(725,630)	(75,000)	(10,677,100)
Repayment of lease liabilities	(2,055,725)	(1,663,415)	(1,617,756)
Proceeds from Capital Reorganisation	62,655
Prepayment of Deposit for treasury stock repurchase	(284,776)
Net cash inflow(outflow) from financing activities	30,291,046	(1,287,375)	(12,189,816)
Effect of exchange rate changes on cash and cash equivalents	41,109	70,518	361,525
Net increase (decrease) in cash and cash equivalents	4,213,860	(4,505,580)	(22,357,447)
Cash and cash equivalents at beginning of the year	4,150,572	8,585,634	30,581,556
Cash and cash equivalents at end of the year	₩ 8,364,432	₩ 4,150,572	₩ 8,585,634